Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards	[1]	¥ 163,264		¥ 167,755
Valuation allowance		165,278	[1]	158,581	[1]	¥ 163,358	¥ 438,344
Mizuho Securities Company Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		101,498		107,246
Valuation allowance		¥ 86,591		¥ 88,294

[1]	The amount includes ¥107,246 million and ¥101,498 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2019 and 2020, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥88,294 million and ¥86,591 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.